Lease Obligation - Disclosure of contractual undiscounted cash flows (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 558,755	$ 327,600
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	197,367	93,600
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 361,388	$ 234,000